Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Mandatory Convertible Debentures Into Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2016	$ 963,990	$ 2,216,733	$ (46,805)	$ 724,100	$ (4,259,984)	$ 2,263,108	$ 897,152	$ 66,838
Balance, beginning of period (in shares) at Dec. 31, 2016									102,182,841
Net income for the year	1,329,579	0	0	0	1,327,590	0	1,327,590	1,989
Other comprehensive income	659,593	0	0	0	2,073,235	(1,413,642)	659,593	0
Comprehensive income (loss) for the year	1,989,172	0	0	0	0	0	1,987,183	1,989
Cancellation of mandatorily convertible debentures into shares	(724,100)	0	0	(724,100)	0	0	(724,100)	0
Balance, end of period at Dec. 31, 2017	2,229,062	2,216,733	(46,805)	0	(859,159)	849,466	2,160,235	68,827
Balance, end of period (in shares) at Dec. 31, 2017									102,182,841
Net income for the year	23,549	0	0	0	19,006	0	19,006	4,543
Other comprehensive income	(102,187)	0	0	0	40,335	(142,522)	(102,187)	0
Comprehensive income (loss) for the year	(78,638)	0	0	0	0	0	(83,181)	4,543
Dividends paid to non-controlling interest	(26,166)	0	0	0	0	0	0	(26,166)
Balance, end of period at Dec. 31, 2018	$ 2,124,258	2,216,733	(46,805)	0	(799,818)	706,944	2,077,054	47,204
Balance, end of period (in shares) at Dec. 31, 2018	102,182,841								102,182,841
Net income for the year	$ 31,292	0	0	0	32,064	0	32,064	(772)
Other comprehensive income	267,242	0	0	0	202,228	65,014	267,242	0
Comprehensive income (loss) for the year	298,534	0	0	0	0	0	299,306	(772)
Balance, end of period at Dec. 31, 2019	$ 2,422,792	$ 2,216,733	$ (46,805)	$ 0	$ (565,526)	$ 771,958	$ 2,376,360	$ 46,432
Balance, end of period (in shares) at Dec. 31, 2019	102,182,841								102,182,841